Risk Management and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Risk Management and Financial Instruments [Abstract]
Schedule of Foreign Exchange Contracts

	As at December 31,
U.S.$ millions	2025	2024
Notional amount of U.S. dollar-denominated Junior Notes	1,100	1,100
Fair value of U.S. dollar-denominated Junior Notes	1,165	1,135
Cumulative translation adjustment recognized in AOCI	(12)	(67)

Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis
The Company's financial assets and liabilities recorded at fair value have been categorized into three categories based on a fair value hierarchy.

Levels	How Fair Value Has Been Determined
Level I	Quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date. An active market is a market in which frequency and volume of transactions provides pricing information on an ongoing basis.
Level II	This category includes commodity derivatives where fair value is determined using the market approach. Inputs include yield curves and broker quotes from external data service providers.
Level III
This category includes long-dated transactions in certain markets where liquidity is low and the Company uses the most observable inputs available or, alternatively, long-term broker quotes or negotiated commodity prices that have been contracted for under similar terms in determining an appropriate estimate of these transactions.
There is uncertainty caused by using unobservable market data which may not accurately reflect possible future changes in fair value.

The fair value of the Company's derivative assets and liabilities measured on a recurring basis, including both current and non‑current portions, were categorized as follows:

	Quoted Prices in Active Markets (Level I)	Significant Other Observable Inputs (Level II) [1]	Significant Unobservable Inputs (Level III) [1]	Total
U.S.$ millions
Derivative instrument assets	30	4	—	34
Derivative instrument liabilities	(28)	(1)	—	(29)
As at December 31, 2025	2	3	—	5

Derivative instrument assets	184	4	—	188
Derivative instrument liabilities	(203)	(16)	—	(219)
As at December 31, 2024	(19)	(12)	—	(31)
1.There were no transfers from Level II to Level III for the periods presented.

Schedule of Financial Instruments
The following table details the fair value of non-derivative financial instruments, excluding those where carrying amounts approximate fair value, and would be classified in Level II of the fair value hierarchy:

	December 31, 2025		December 31, 2024
U.S.$ millions	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Senior Notes [1]	(4,682)	(4,745)	(4,629)	(4,598)
Junior Notes [1]	(1,086)	(1,165)	(1,087)	(1,135)
1.The carrying amount of the Senior Notes and Junior Notes include unamortized debt issuance costs of $26 million and $14 million, respectively (December 31, 2024 - $28 million and $13 million, respectively).
Available-for-sale Assets Summary
The following tables summarizes additional information about the Company's LMCI restricted investments that were classified as available‑for‑sale assets:

	As at December 31,
U.S.$ millions	2025	2024
Fair Value of Fixed Income Securities [1,2]
Maturing after 10 years	88	80
	88	80
1.Available-for-sale assets are recorded at fair value and included in other long-term assets on the consolidated balance sheets.
2.Classified in Level II of the fair value hierarchy.
The balance sheet classification of the fair value of held-for-trading, commodity derivative instruments was as follows:

	As at December 31,
U.S.$ millions	2025	2024
Total Derivative Assets (other current assets)	34	188
Total Derivative Liabilities (accounts payable and other)	(29)	(219)
Total Derivatives [1,2]	5	(31)
1.Fair value equals carrying value.
2.Relates to purchases and sales of crude oil.

Schedule of Unrealized Gain (Loss) on Investments

	Year Ended December 31,
U.S.$ millions	2025	2024
Net unrealized losses [1]	(4)	(1)
Net realized losses [1,2]	(3)	(2)
1.Unrealized and realized losses arising from changes in the fair value of LMCI restricted investments impact the subsequent amounts to be collected through tolls to cover future pipeline abandonment costs. As a result, the Company records these losses within other long-term assets and liabilities on the consolidated balance sheet.
2.Realized losses on the sale of LMCI restricted investments are determined using the average cost basis.

Schedule of Realized Gain (Loss) on Investments

	Year Ended December 31,
U.S.$ millions	2025	2024
Net unrealized losses [1]	(4)	(1)
Net realized losses [1,2]	(3)	(2)
1.Unrealized and realized losses arising from changes in the fair value of LMCI restricted investments impact the subsequent amounts to be collected through tolls to cover future pipeline abandonment costs. As a result, the Company records these losses within other long-term assets and liabilities on the consolidated balance sheet.
2.Realized losses on the sale of LMCI restricted investments are determined using the average cost basis.

Schedule of Derivative Instruments
The maturity and notional amount or quantity outstanding related to the Company's liquids commodity derivative instruments was as follows:

	As at December 31,
	2025	2024
Gross sales volumes (millions of barrels)	(33)	(130)
Gross purchases volumes (millions of barrels)	22	116
Net Purchases Volumes (millions of barrels)	(11)	(14)
Maturity dates (year)	2026	2025

Schedule of Derivative Instruments - Balance Sheet and Income Statement Information

	Year Ended December 31,
U.S.$ millions	2025	2024
Derivative Instruments Held for Trading [1]
Unrealized gains (losses)	36	(6)
Realized gains	367	459
Gains on Derivatives	403	453
1.Realized and unrealized gains (losses) on derivative instruments held for trading used to purchase and sell crude oil are included on a net basis in revenues in the consolidated statements of income.

Schedule of Offsetting Assets
The following tables show the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis:

As at December 31, 2025	Gross Derivative Instruments	Amounts Available for Offset [1]	Net Amounts
U.S.$ millions
Derivative instrument assets	34	(28)	6
Derivative instrument liabilities	(29)	28	(1)
1.Amounts available for offset do not include cash collateral pledged or received.

As at December 31, 2024	Gross Derivative Instruments	Amounts Available for Offset [1]	Net Amounts
U.S.$ millions
Derivative instrument assets	188	(187)	1
Derivative instrument liabilities	(219)	187	(32)
1.Amounts available for offset do not include cash collateral pledged or received.

Schedule of Offsetting Liabilities
The following tables show the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis:

As at December 31, 2025	Gross Derivative Instruments	Amounts Available for Offset [1]	Net Amounts
U.S.$ millions
Derivative instrument assets	34	(28)	6
Derivative instrument liabilities	(29)	28	(1)
1.Amounts available for offset do not include cash collateral pledged or received.

As at December 31, 2024	Gross Derivative Instruments	Amounts Available for Offset [1]	Net Amounts
U.S.$ millions
Derivative instrument assets	188	(187)	1
Derivative instrument liabilities	(219)	187	(32)
1.Amounts available for offset do not include cash collateral pledged or received.